Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related PartyTransactions
Names of Related Party:	Existing Relationship with the Company
Won Fittings Company Limited	Wholly owned by Ms. Liu Liangping.
Mr. Ma Biu	Chairman, Director, and Chief Executive Officer
Ms. Liu Liangping	Director and Chief Operating Officer
Diamond Horses Group Limited (Formerly known as “Luda Group Ltd.”)	Controlling shareholder of the Company

Schedule of Trade Transactions with a Related Party

A summary of trade transactions with a related party for years ended December 31, 2025, 2024 and 2023 are listed below:

	For the years ended December 31,
Rental expenses charged by a related party:	2025	2024	2023
Won Fittings Company Limited	$81,538	$81,538	$80,385